SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about supplemental cash flow information
	2018	2017
Accretion	$897	$791
Change in reclamation and remediation provision	(214)	24
Interest income	(1,518)	(808)
Interest expense	20	171
Loss (gain) on disposal of fixed assets	41	(217)
	$(774)	$(39)

Disclosure of detailed information about non cash transactions
	2018	2017
Change in reclamation and remediation provision included within mineral properties and plant and equipment, exploration and evaluation assets	$(713)	$40
Change in trade payables related to mineral properties, plant and equipment	–	96
	$(713)	$136